Retrospective adjustments, Restricted Stock Units (Details) - Restricted Stock Units (RSUs) [Member] - shares		12 Months Ended
	Mar. 26, 2025	Jul. 31, 2025	Jul. 31, 2024
Number of RSUs [Abstract]
Outstanding (in shares)		121,475	103,686
Exercised (in shares)	30,586	30,586	17,789
Outstanding (in shares)		148,308	121,475
Prior to Retrospective Impact [Member]
Number of RSUs [Abstract]
Outstanding (in shares)		7,943,572	6,780,000
Exercised (in shares)			1,163,572
Outstanding (in shares)			7,943,572